SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Revenues and Long-Lived Assets
Net sales	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 8,636,134	$ 5,153,998	$ 4,416,009
Long-Lived Tangible Assets	734,630				514,705				734,630	514,705	506,483
United States
Revenues and Long-Lived Assets
Net sales									8,395,737	5,022,014	4,308,618
Long-Lived Tangible Assets	679,757				478,325				679,757	478,325	469,605
Foreign
Revenues and Long-Lived Assets
Net sales									240,397	131,984	107,391
Long-Lived Tangible Assets	$ 54,873				$ 36,380				$ 54,873	$ 36,380	$ 36,878